SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	$ (151,440)	$ (104,689)
Land	5,104	5,104
Capital work in progress	10,938	18,052
Property, plant and equipment net	458,161	419,307
Buildings And Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	$ 38,701	36,853
Buildings And Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	5 years
Buildings And Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	25 years
Oilfield Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	$ 505,504	411,984
Oilfield Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	3 years
Oilfield Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	15 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	5 years
Property, plant and equipment gross	$ 1,503	3,720
Office Equipment and Tools [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	$ 39,589	35,991
Office Equipment and Tools [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	3 years
Office Equipment and Tools [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	6 years
Vehicles and Cranes [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	$ 8,262	$ 12,292
Vehicles and Cranes [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	5 years
Vehicles and Cranes [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	8 years